INVENTORY	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY	4. INVENTORY As of December 31, 2024, our balance of inventory of real estate under construction was $10,574,177 and as of June 30, 2024 the balance was $10,594,936.	4. INVENTORY Inventory of real estate under construction was $10,594,936 and $11,323,226 as of June 30, 2024 and 2023, respectively.